Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000253848 | Linde8607364
Holdings [Line Items]
Percent of Total Investments	3.50%
C000253848 | Iberdrola8607339
Holdings [Line Items]
Percent of Total Investments	3.30%
C000253848 | ANSYS8607344
Holdings [Line Items]
Percent of Total Investments	3.10%
C000253848 | Cie de Saint-Gobain8607342
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253848 | Roper Technologies8607386
Holdings [Line Items]
Percent of Total Investments	2.80%
C000253848 | Union Pacific8607394
Holdings [Line Items]
Percent of Total Investments	2.50%
C000253848 | Prysmian8607308
Holdings [Line Items]
Percent of Total Investments	2.30%
C000253848 | National Grid8607300
Holdings [Line Items]
Percent of Total Investments	2.30%
C000253848 | American Water Works8607343
Holdings [Line Items]
Percent of Total Investments	2.20%
C000253848 | Ecolab8607350
Holdings [Line Items]
Percent of Total Investments	2.20%
C000253848 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253848 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253848 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253848 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253848 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253848 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253848 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253848 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253848 | France
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253848 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000253847 | Linde8607364
Holdings [Line Items]
Percent of Total Investments	3.50%
C000253847 | Iberdrola8607339
Holdings [Line Items]
Percent of Total Investments	3.30%
C000253847 | ANSYS8607344
Holdings [Line Items]
Percent of Total Investments	3.10%
C000253847 | Cie de Saint-Gobain8607342
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253847 | Roper Technologies8607386
Holdings [Line Items]
Percent of Total Investments	2.80%
C000253847 | Union Pacific8607394
Holdings [Line Items]
Percent of Total Investments	2.50%
C000253847 | Prysmian8607308
Holdings [Line Items]
Percent of Total Investments	2.30%
C000253847 | National Grid8607300
Holdings [Line Items]
Percent of Total Investments	2.30%
C000253847 | American Water Works8607343
Holdings [Line Items]
Percent of Total Investments	2.20%
C000253847 | Ecolab8607350
Holdings [Line Items]
Percent of Total Investments	2.20%
C000253847 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253847 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253847 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253847 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253847 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253847 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253847 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253847 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253847 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253847 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253847 | France
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253847 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000256673 | Linde8607364
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256673 | Iberdrola8607339
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256673 | ANSYS8607344
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256673 | Cie de Saint-Gobain8607342
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256673 | Roper Technologies8607386
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256673 | Union Pacific8607394
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256673 | Prysmian8607308
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256673 | National Grid8607300
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256673 | American Water Works8607343
Holdings [Line Items]
Percent of Total Investments	2.20%
C000256673 | Ecolab8607350
Holdings [Line Items]
Percent of Total Investments	2.20%
C000256673 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256673 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000256673 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256673 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256673 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000256673 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256673 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256673 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256673 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000256673 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256673 | France
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256673 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000253849 | Amazon.com8607273
Holdings [Line Items]
Percent of Total Investments	5.40%
C000253849 | Coca-Cola8607293
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253849 | Alphabet8607270
Holdings [Line Items]
Percent of Total Investments	5.20%
C000253849 | Microsoft8607317
Holdings [Line Items]
Percent of Total Investments	5.10%
C000253849 | Intercontinental Exchange8607307
Holdings [Line Items]
Percent of Total Investments	4.80%
C000253849 | Mastercard8607315
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253849 | RB Global8607324
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253849 | CME Group8607291
Holdings [Line Items]
Percent of Total Investments	3.90%
C000253849 | Abbott Laboratories8607262
Holdings [Line Items]
Percent of Total Investments	3.70%
C000253849 | Becton Dickinson8607278
Holdings [Line Items]
Percent of Total Investments	3.40%
C000253849 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000253849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000253849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000253850 | Amazon.com8607273
Holdings [Line Items]
Percent of Total Investments	5.40%
C000253850 | Coca-Cola8607293
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253850 | Alphabet8607270
Holdings [Line Items]
Percent of Total Investments	5.20%
C000253850 | Microsoft8607317
Holdings [Line Items]
Percent of Total Investments	5.10%
C000253850 | Intercontinental Exchange8607307
Holdings [Line Items]
Percent of Total Investments	4.80%
C000253850 | Mastercard8607315
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253850 | RB Global8607324
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253850 | CME Group8607291
Holdings [Line Items]
Percent of Total Investments	3.90%
C000253850 | Abbott Laboratories8607262
Holdings [Line Items]
Percent of Total Investments	3.70%
C000253850 | Becton Dickinson8607278
Holdings [Line Items]
Percent of Total Investments	3.40%
C000253850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000253850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000253850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000256674 | Amazon.com8607273
Holdings [Line Items]
Percent of Total Investments	5.40%
C000256674 | Coca-Cola8607293
Holdings [Line Items]
Percent of Total Investments	5.30%
C000256674 | Alphabet8607270
Holdings [Line Items]
Percent of Total Investments	5.20%
C000256674 | Microsoft8607317
Holdings [Line Items]
Percent of Total Investments	5.10%
C000256674 | Intercontinental Exchange8607307
Holdings [Line Items]
Percent of Total Investments	4.80%
C000256674 | Mastercard8607315
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256674 | RB Global8607324
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256674 | CME Group8607291
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256674 | Abbott Laboratories8607262
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256674 | Becton Dickinson8607278
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256674 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256674 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000256674 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000256674 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256674 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000256674 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000256674 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000256674 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000256674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%